Goodwill and other intangibles (Details 1) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
2021	$ 675	$ 2,906
2022	2,623	2,623
2023	2,559	2,559
2024	2,559	2,559
2025	2,559	2,559
Thereafter	1,157	1,157
Future amortization of intangible assets	$ 12,132	$ 14,363